Cash and cash equivalents and marketable securities	6 Months Ended
Jun. 30, 2025
Cash And Cash Equivalents And Marketable Securities
Cash and cash equivalents and marketable securities

3.	Cash and cash equivalents and marketable securities
3.1.	Cash and cash equivalents

They include cash, available bank deposits and short-term financial investments with high liquidity, which meet the definition of cash equivalents.

	06.30.2025	12.31.2024
Cash at bank and in hand	255	136
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and repurchase agreements	2,191	1,453
Bank Deposit Certificates and other investment funds	162	186
	2,353	1,639
- Abroad
Time deposits	2,708	728
Sweep accounts and interest-bearing accounts	1,660	726
Other financial investments	20	42
	4,388	1,496
Total short-term financial investments	6,741	3,135
Total cash and cash equivalents	6,996	3,271

Short-term financial investments in Brazil primarily consist of investments in funds holding Brazilian Federal Government Bonds, repurchase agreements, as well as floating rate Bank Deposit Certificates with daily liquidity, all of them with maturities of up to three months from the date of their acquisition. Short-term financial investments abroad mainly comprise time deposits that mature in three months or less from the date of their acquisition, as well as investments with daily liquidity.

3.2.	Marketable securities

	06.30.2025	12.31.2024
Fair value through profit or loss	205	531
Amortized cost - Bank Deposit Certificates and time deposits	2,300	4,269
Amortized cost - Others	51	45
Total	2,556	4,845
Current	2,505	4,263
Non-current	51	582

Marketable securities classified as fair value through profit or loss refer mainly to investments in Brazilian Federal Government Bonds (amounts determined by level 1 of the fair value hierarchy). These financial investments have maturities of more than three months.

Securities classified as amortized cost refer to investments in Brazil in floating rate Bank Deposit Certificates with daily liquidity, with initial maturities between one and two years, and to investments abroad in time deposits with maturities of more than three months from the contracting date